Deposits (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
U.S. offices:
Noninterest-bearing	$ 228,555	$ 204,003
Demand	33,368	15,964
Savings	334,632	297,949
Time (included $2,733 and $1,463 at fair value at December 31, 2010 and 2009, respectively)	87,237	125,191
Total interest-bearing deposits	455,237	439,104
Total deposits in U.S. offices	683,792	643,107
Non-U.S. offices:
Noninterest-bearing	10,917	8,082
Demand	174,417	186,885
Savings	607	661
Time (included $1,636 and $2,992 at fair value at December 31, 2010 and 2009, respectively)	60,636	99,632
Total interest-bearing deposits	235,660	287,178
Total deposits in non-U.S. offices	246,577	295,260
Total deposits	930,369	938,367
Time deposits in denominations of $100,000 or more
U.S.	59,653	90,552
Non-U.S.	44,544	77,887
Total	104,197	168,439
Maturities of interest bearing time deposits
2011	131,973
2012	7,669
2013	4,434
2014	1,454
2015	2,074
After 5 years	269
Total	147,873
Fair value [Member]
U.S. offices:
Time (included $2,733 and $1,463 at fair value at December 31, 2010 and 2009, respectively)	2,733	1,463
Non-U.S. offices:
Time (included $1,636 and $2,992 at fair value at December 31, 2010 and 2009, respectively)	1,636	2,992
Total deposits	4,369	4,455
Time Deposits, by Maturity, Domestic [Member]
Maturities of interest bearing time deposits
2011	71,930
2012	7,382
2013	4,281
2014	1,432
2015	2,074
After 5 years	138
Total	87,237
Time Deposits, by Maturity, Foreign [Member]
Maturities of interest bearing time deposits
2011	60,043
2012	287
2013	153
2014	22
2015	0
After 5 years	131
Total	$ 60,636